1. Description of Business and Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended		174 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Apr. 30, 2014
Description Of Business And Summary Of Significant Accounting Policies Details Narrative
State of incorporation	Nevada
Date of incorporation	Jul. 01, 2002
Equity method investment ownership percentage				95.00%
Percentage of shareholder	5.00%		5.00%	5.00%
Net loss	$ (855,886)	$ (6,939,490)	$ (40,188,414)